Income Tax (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Tax

For the nine months ended December 31, 2019 and 2018, the local (United States) and foreign components of income/(loss) before income taxes were comprised of the following:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
Tax jurisdictions from:
- Local	$(12,961)	$(25,334)
- Foreign, representing:
Labuan	$(2,115)	$-
Seychelles	$(1,600)	$213,305
Hong Kong	$(2,758)	$(15,061)
Malaysia	$(480,792)	$(328,659)
Australia	$(1,762)	$(29,086)
Loss before income tax	$(501,988)	$(184,835)

For the year ended March 31, 2019 and 2018, the local (United States) and foreign components of loss before income tax were comprised of the following:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
	(Audited)	(Restated)
Tax jurisdictions from:
- Local	$(31,885)	$(53,658)
- Foreign, representing:
Seychelles	$214,905	$(5,743)
Hong Kong	(16,844)	(4,598)
Malaysia	(638,689)	(302,173)
Australia	$(29,823)	$(5,440)
Loss before income tax	$(502,336)	(371,612)

Schedule of Income Tax Expense

The provision for income taxes consisted of the following:

	Nine Months Ended	Nine Months Ended
	December 31, 2019	December 31, 2018
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

The provision for income taxes consisted of the following:

	Year Ended	Year Ended
	March 31, 2019	March 31, 2018
Current:
- Local	$-	$-
- Foreign	-	-
Deferred:
- Local	$-	$-
- Foreign	-	-
Income tax expense	$-	$-

Schedule of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the period ended December 31, 2019 and 2018:

	Period Ended December 31, 2019	Year Ended March 31, 2019
Deferred tax assets:
Net operating profit/(loss) carry forwards
-United States of America	$(37,238)	$(34,516)
-Labuan	$(63)	-
-Hong Kong	$(4,247)	$(3,792)
-Malaysia	$(285,857)	$(198,315)
-Australia	$(10,182)	$(9,698)
	(337,587)	246,321
Less: valuation allowance	$337,587	$(246,321)
Deferred tax assets	$-	$-

The following table sets forth the significant components of the aggregate deferred tax assets of the Company for the year ended March 31, 2019 and 2018:

	Year Ended March 31, 2019	Year Ended March 31, 2018
Deferred tax assets:
Net operating loss carry forward
-United States of America	$(34,516)	$(27,821)
-Hong Kong	(3,792)	(1,013)
-Malaysia	(198,315)	(83,351)
-Australia	(9,698)	(1,496)
	$(246,321)	$(113,681)
Less: valuation allowance	246,321	113,681
Deferred tax assets	$-	$-